Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
We have a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) which was established for the purpose of issuing convertible debt. As discussed in Note 10, QIAGEN Finance is a variable interest entity for which we do not hold any variable interests and are not the primary beneficiary, thus it is not consolidated. Accordingly, the convertible debt is not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. does report the full obligation of the debt through its liabilities to QIAGEN Finance. As of December 31, 2014 and 2013, we had loans payable to QIAGEN Finance of $130.5 million and $145.0 million, respectively, accrued interest due to QIAGEN Finance of $3.9 million and $4.3 million, respectively and also had amounts receivable from QIAGEN Finance of $3.0 million and $3.4 million. The amounts receivable are related to subscription rights which are recorded net in the equity of QIAGEN N.V. as paid-in capital. In January 2015, we repaid the $130.5 million loan to QIAGEN Finance.
We have a 100% interest in QIAGEN Euro Finance (Luxembourg) S.A. (Euro Finance), which was established for the purpose of issuing convertible debt. Euro Finance was a variable interest entity for which we did not hold any variable interests and were not the primary beneficiary, thus it was not consolidated in 2013. As of December 31, 2013, we had a loan payable to Euro Finance of $300.0 million, accrued interest due to Euro Finance of $2.6 million and amounts receivable from Euro Finance of $1.3 million. The loan payable to Euro Finance was redeemed together with all accrued interest in the first quarter of 2014.
In June 2013, we collected $1.6 million from a loan receivable due from a company in which we also hold an interest.
During 2012 we entered into a development and license agreement with a company in which we also hold an interest. Under the terms of this agreement we paid a total of $7.7 million in 2013.
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

Year ending December 31, (in thousands)	2014	2013
Net sales	$1,567	$6,193
Accounts receivable	$1,797	$5,680
Accounts payable	$1,397	$537